SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Share-based compensation related to equity and liability awards

	Three Months Ended September 30,		Nine Months Ended September 30,
(in millions)	2021	2020	2021	2020
Cost of sales	$0.9	$—	$6.9	$—
Selling, general and administrative expenses	15.1	0.6	92.4	1.2
Total	$16.0	$0.6	$99.3	$1.2

Summary of changes in outstanding unvested shares

A summary of changes in outstanding nonvested MEIP Shares is as follows:

	Number of	Weighted Average
	Awards	Grant Date Fair Value
Nonvested at January 1, 2021	6,984,060	$14.51
Granted	—	—
Vested	(292,825)	14.51
Converted to Restricted Ordinary Shares	(6,691,235)	14.51
Nonvested at September 30, 2021	—	$—

A summary of changes in outstanding nonvested Restricted Shares is as follows:

	Number of	Weighted Average
	Awards	Grant Date Fair Value
Nonvested at January 1, 2021	—	$—
Converted from MEIP Shares	7,763,231	15.00
Granted	—	—
Vested	(1,186,014)	15.00
Forfeited	(7,540)	15.00
Nonvested at September 30, 2021	6,569,677	$15.00

The following is a summary of Incentive Shares activity as of and for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

Shares
Shares granted during 2018	7,187,341
Shares forfeited during 2018	(1,685,689)
Total shares outstanding at December 31, 2018	5,501,652
Shares granted during 2019	2,220,039
Shares forfeited during 2019	(1,806,372)
Total shares outstanding at December 31, 2019	5,915,319
Shares granted during 2020	2,946,707
Shares forfeited during 2020	(195,659)
Total shares outstanding at December 31, 2020	8,666,367
Shares available to be issued at December 31, 2020	698,654
Total shares authorized at December 31, 2020	9,365,021
Vested shares at December 31, 2020	1,682,307

Summary of changes in outstanding nonvested RSUs

A summary of changes in outstanding nonvested RSUs is as follows:

	Number of	Weighted Average
	Awards	Grant Date Fair Value
Nonvested at January 1, 2021	—	$—
Granted	1,607,988	15.00
Vested	(189,120)	15.00
Forfeited	—	—
Nonvested at September 30, 2021	1,418,868	$15.00